Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

LQR House Inc. (“LQR” or the “Company”) was incorporated on January 11, 2021, in the state of Delaware. The Company operates primarily in the beverage alcohol industry owning specialty brands, providing marketing and distribution services.

As of June 30, 2023, the Company has not achieved its planned level of operations. The Company’s activities since inception have been limited and consisted of formation activities, commencement of operations and capital raising activities. To date, the Company has only generated limited amounts of revenue and the Company is dependent on external capital, including funds from the Initial Public Offering described below to execute its planned operations.

Reorganization and Reverse Stock Split

On February 3, 2023, the Company changed its state of incorporation to the State of Nevada by merging into LQR House Inc., a Nevada corporation. On February 3, in accordance with our reincorporation to Nevada, the Company’s authorized capital stock changed from 100,000,000 shares of common stock, $0.001 par value, to 350,000,000 shares, consisting of 300,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. At the same time, the Company also completed a 6-for-1 reverse stock split of its outstanding common stock through the merger by issuing one share of common stock for every six previously outstanding shares of common stock of the predecessor Delaware company. The accompanying financial statements and related disclosures have been presented to retroactively reflect the Reorganization.

Initial Public Offering

On August 9, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC, relating to the Company’s initial public offering (the “Offering” or “IPO”) of 1,150,000 shares (the “Shares”) of the Company’s common stock which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 150,000 shares of the Company’s common stock, at an Offering price of $5.00 per share. The closing of the IPO took place on August 11, 2023. Total gross proceeds, including the exercise of the over-allotment option, was $5.75 million. The aggregate net proceeds to the Company from the IPO were approximately $4.7 million after deducting underwriting discounts and commissions and estimated offering expenses.

1. NATURE OF OPERATIONS

LQR House Inc. (“LQR” or the “Company”) was incorporated on January 11, 2021, in the state of Delaware. The Company operates primarily in the beverage alcohol industry owning specialty brands, providing marketing and distribution services.

As of December 31, 2022, the Company has not achieved its planned level of operations. The Company’s activities since inception have been limited and consisted of formation activities, commencement of operations and capital raising activities. The Company has preparations to further raise capital and increase its operational activity. To date, the Company has only generated limited amounts of revenue subsequent to the asset acquisitions disclosed in Note 4 related to product sales, and it has just begun to scale its marketing revenue related efforts. The Company is dependent upon additional capital resources for the scaling of its planned principal operations and is subject to significant risks and uncertainties; including failing to secure additional funding to operationalize the Company’s planned operations or failing to profitably operate the business.

On February 3, 2023, the Company changed its state of incorporation to the State of Nevada by merging into LQR House Inc., a Nevada corporation (the “Reorganization”). On February 3, 2023, in accordance with our reincorporation to Nevada, the Company’s authorized capital stock changed from 100,000,000 shares of common stock, $0.001 par value, to 350,000,000 shares, consisting of 300,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. At the same time, the Company also completed a 6-for-1 reverse stock split of our outstanding common stock through the merger by issuing one share of common stock for every six previously outstanding shares of common stock of the predecessor Delaware company (See Note 10). Accordingly, all share and per share amounts of the Company for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split. See Note 10 for additional amendments in 2023.